Balances and Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
	June 30,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Accounts receivable	-	-
Due from (to) affiliated companies	367	(18)

	Six months ended June 30,
	2017	2016
	U.S. Dollars (in thousands)
Purchases from Priortech and affiliates	(13)	(1)
Interest income from Priortech	15	69
Sales to Priortech and affiliated companies	-	-